Redeemable convertible preferred stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Redeemable Convertible Preferred Stock

The Company’s Redeemable Convertible Preferred Stock consisted of the following (in thousands, except share amounts):

		AS OF SEPTEMBER 30, 2020
	PREFERRED SHARES AUTHORIZED	PREFERRED SHARES ISSUED AND OUTSTANDING	CARRYING VALUE	REDEMPTION VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	33,200,000	33,200,000	$46,162	$46,162	$46,162	4,247,153
Series B	21,400,000	20,583,328	84,769	84,769	84,769	2,633,138
Series C	20,204,100	20,204,079	94,102	94,102	94,102	2,584,633

	74,804,100	73,987,407	$225,033	$225,033	$225,033	9,464,924

		AS OF DECEMBER 31, 2019
	PREFERRED SHARES AUTHORIZED	PREFERRED SHARES ISSUED AND OUTSTANDING	CARRYING VALUE	REDEMPTION VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	33,200,000	33,200,000	$44,169	$44,169	$44,169	4,247,153
Series B	21,400,000	20,520,828	81,108	80,874	80,874	2,625,142
Series C	20,204,100	20,204,079	89,507	89,507	89,507	2,584,633

	74,804,100	73,924,907	$214,784	$214,550	$214,550	9,456,928

The Company’s Redeemable Convertible Preferred Stock consisted of the following (in thousands, except share amounts):

		AS OF DECEMBER 31, 2018
	PREFERRED SHARES AUTHORIZED	PREFERRED SHARES ISSUED AND OUTSTANDING	CARRYING VALUE	REDEMPTION VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	33,200,000	33,200,000	$41,738	$41,513	$41,513	4,247,153
Series B	21,400,000	20,479,162	75,900	75,827	75,827	2,619,812
Series C	20,204,100	20,204,079	83,385	83,385	83,385	2,584,633

	74,804,100	73,883,241	$201,023	$200,725	$200,725	9,451,598

		AS OF DECEMBER 31, 2019
	PREFERRED SHARES AUTHORIZED	PREFERRED SHARES ISSUED AND OUTSTANDING	CARRYING VALUE	REDEMPTION VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	33,200,000	33,200,000	$44,169	$44,169	$44,169	4,247,153
Series B	21,400,000	20,520,828	81,108	80,874	80,874	2,625,142
Series C	20,204,100	20,204,079	89,507	89,507	89,507	2,584,633

	74,804,100	73,924,907	$214,784	$214,550	$214,550	9,456,928

Schedule of Cumulative Dividends on Redeemable Convertible Preferred Stock

The Company’s cumulative dividends on its Redeemable Convertible Preferred Stock were as follows (in thousands):

	AS OF SEPTEMBER 30,	AS OF DECEMBER 31,
	2020	2019
Series A	$12,962	$10,969
Series B	23,019	19,312
Series C	17,577	12,982

	$53,558	$43,263

The Company’s cumulative dividends on its Redeemable Convertible Preferred Stock were as follows (in thousands):

	AS OF DECEMBER 31,
	2018	2019
Series A	$8,313	$10,969
Series B	14,389	19,312
Series C	6,860	12,982

	$29,562	$43,263